Stockholders Equity	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Equity
Stockholders' Equity Note Disclosure

NOTE 12. STOCKHOLDERS EQUITY

The stockholders' equity section of the Company contains the following classes of capital stock as of May 31, 2012:

Common Stock:

$0.001 par value, 1,000,000,000 shares authorized 200,117,287 shares issued and outstanding as of May 31, 2012.

Preferred Stock:

$0.001 par value 5,000,000 shares authorized of 100,000 shares authorized is authorized as Series AA Preferred Stock , $001 par value of which 5,000 shares are issued and outstanding  as of  February 29, 2012  and 4,400,000 is authorized as Series B Preferred Stock of which 3, 201,397  shares are issued and outstanding as of May 31, 2012. .

Non Voting Convertible Preferred Stock having a $1.00 par value:

200,000 shares authorized of which 75, 000 shares are issued and outstanding as of May 31, 2102.

Non Voting Convertible Preferred Stock shall convert at the option of the holder into shares of the corporation’s common stock at a conversion price equal to seventy percent (70%) of the lowest Closing Price for the five (5) trading days immediately preceding written receipt by the corporation of the holder’s intent to convert.

“CLOSING PRICE" shall mean the closing bid price for the corporation’s common stock on the Principal Market on a Trading Day as reported by Bloomberg Finance L.P.

“PRINCIPAL MARKET" shall mean the principal trading exchange or market for the corporation’s common stock.

“TRADING DAY” shall mean a day on which the Principal Market shall be open for business.

NOTE 13.  STOCKHOLDERS' EQUITY

The stockholders' equity section of the Company contains the following classes of capital stock as of  August 31, 2011:

Common Stock:

$0.001 par value, 70,000,000 shares authorized 20,840,501 shares issued and outstanding as of May 31, 2011.

Preferred Stock:

$0.001 par value 5,000,000 shares authorized of 100,000 shares authorized is authorized as Series AA Preferred Stock , $001 par value of which 5,000 shares are issued and outstanding  as of August 31,  2011.